FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Foreign Currency Sensitivity (Details) - Currency risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent (in percent)	10.00%
Reasonably possible decrease in risk variable percent (in percent)	10.00%
Reasonably possible increase in risk variable, impact on income		$ (276)
Reasonably possible increase in risk variable, impact on equity		(70)
Reasonably possible decrease in risk variable, impact on income		(77)
Reasonably possible decrease in risk variable, impact on equity		0
USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on income	$ 247
Reasonably possible increase in risk variable, impact on equity	158
Reasonably possible decrease in risk variable, impact on income	(101)	248
Reasonably possible decrease in risk variable, impact on equity	(126)	89
EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on income	45	63
Reasonably possible increase in risk variable, impact on equity	0	$ 0
Reasonably possible decrease in risk variable, impact on income	(55)
Reasonably possible decrease in risk variable, impact on equity	0
10% increase, trade receivables	89
10% increase, trade payables	573
10% decrease, trade receivables	(89)
10% decrease, trade payables	(573)
PLN
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, trade receivables	19
10% increase, trade payables	47
10% decrease, trade receivables	(19)
10% decrease, trade payables	$ (47)